Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
SWP Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	SWP Growth & Income ETF
Class Name	SWP Growth & Income ETF
Trading Symbol	SWP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SWP Growth & Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.swp-invest.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.swp-invest.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM SEPTEMBER 1, 2025 TO FEBRUARY 28, 2026?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SWP Growth & Income ETF	$52	0.99%
[1]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 145,293,814
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 612,833
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$145,293,814
Number of Holdings	48
Net Advisory Fee Paid	$612,833
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation[1]	(% of Net Assets)
Information Technology	20.0%
Financials	14.0%
Industrials	13.9%
Consumer Discretionary	10.6%
Health Care	9.0%
Energy	6.5%
Communication Services	6.3%
Real Estate	3.9%
Utilities	3.3%
Consumer Staples	2.8%
Materials	1.8%
Cash & Other	7.9%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	4.0%
Alphabet, Inc.	3.9%
Apple, Inc.	3.6%
Broadcom, Inc.	3.3%
Philip Morris International, Inc.	2.8%
Prologis, Inc.	2.7%
Flowserve Corp.	2.7%
International Business Machines Corp.	2.7%
Oracle Corp.	2.6%
Baker Hughes Co.	2.5%
[2]
Updated Prospectus Web Address	https://www.swp-invest.com/

[1]
*	Annualized.

[2]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.